Convertible Loan Notes (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Loan Notes
Schedule of planwise convertible loan note
	Year ended December 31,
	2018	2017	2016
	$000	$000	$000
Convertible loan notes issued	290	278	247
Accrued interest	11	12	31

	302	290	278